Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Schedule of Short-term Investment

Short-term investment comprised of the following:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total	Total
	RMB	RMB	RMB	RMB	US$
Bank Wealth Management	—	15,000	—	15,000	2,145
	—	15,000	—	15,000	2,145
	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Bank Wealth Management	—	9,085	—	9,085
	—	9,085	—	9,085